Nature of operations and liquidity risk - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Nature of operations [line items]
Working capital balance	$ 200
Minimum Equity offering common stock subscriptions	$ 650
Estimated equity Offering Date	Aug. 31, 2022
Notional amount	$ 300
Oyu Tolgoi Copper Gold Mine Under Ground Development Project [Member]
Nature of operations [line items]
Cummulative increase to the estimate of Commited Capital	175
Cash [member]
Nature of operations [line items]
Liquidity amount available	$ 700
Rio Tinto [member]
Nature of operations [line items]
Percentage of ownership interest held by ultimate parent entity	50.80%	50.80%